                                              Filed Pursuant to Rule 497(e)
                                              Registration File No.: 2-66269
                                                                     33-56853
                                                                     33-56851
                                                                     2-91103
                                                                     33-61511
                                                                     33-32519
                                                                     333-38297
                                                                     2-97963
                                                                     2-81151
                                                                     33-44782
                                                                     2-70423
                                                                     333-49585
                                                                     33-33530
                                                                     33-10363
                                                                     333-16177
                                                                     333-30765
                                                                     33-59004
                                                                     33-50907
                                                                     33-45450
                                                                     33-58175
                                                                     33-48189
                                                                     2-64782
                                                                     333-01995
                                                                     33-87472
                                                                     33-24245
                                                                     33-53295
                                                                     333-00437
                                                                     333-15813
                                                                     333-43135
                                                                     33-53955
                                                                     33-37562
                                                                     2-70421
                                                                     2-95664
                                                                     33-35541
                                                                     33-32872
                                                                     333-06935
                                                                     333-29721
                                                                     333-56609
                                                                     33-23669
                                                                     2-66268
                                                                     2-86966
                                                                     33-18983
                                                                     33-14629
                                                                     333-58643
                                                                     33-26375

                       SUPPLEMENT TO THE PROSPECTUSES OF
                 MORGAN STANLEY DEAN WITTER AMERICAN VALUE FUND
                 Dated May 1, 1998, as revisedAugust 21, 1998
     MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND Dated April 23, 1998 MORGAN STANLEY DEAN WITTER BALANCED INCOME FUND Dated April 23, 1998
MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND Dated April 6, 1998
  MORGAN STANLEY DEAN WITTER CAPITAL APPRECIATION FUND Dated January 29, 1998 MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES Dated December 29, 1997
    MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND, "Best Ideas Portfolio"
                              Dated July 30, 1998
MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST Dated November 24, 1998
         MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
                            Dated November 26, 1998
              MORGAN STANLEY DEAN WITTER DIVERSIFIED INCOME TRUST
               Dated February 6, 1998, as revised July 30, 1998
MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC. Dated June 24, 1998
           MORGAN STANLEY DEAN WITTER EQUITY FUND Dated June 2, 1998
  MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC. Dated December 1, 1998 MORGAN STANLEY DEAN WITTER FEDERAL SECURITIES TRUST Dated December 29, 1997
    MORGAN STANLEY DEAN WITTER FINANCIAL SERVICES TRUST Dated July 30, 1998
          MORGAN STANLEY DEAN WITTER FUND OF FUNDS Dated May 5, 1998
         MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
                              Dated June 23, 1998
     MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND Dated June 26, 1998
          MORGAN STANLEY DEAN WITTER GROWTH FUND Dated July 29, 1998
   MORGAN STANLEY DEAN WITTER HAWAII MUNICIPAL TRUST Dated January 30, 1998 MORGAN STANLEY DEAN WITTER HEALTH SCIENCES TRUST Dated September 25, 1998
 MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC. Dated October 29, 1998
    MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND Dated November 25, 1998
        MORGAN STANLEY DEAN WITTER INFORMATION FUND Dated July 29, 1998
           MORGAN STANLEY DEAN WITTER INTERMEDIATE INCOME SECURITIES
                             Dated October 30, 1998
  MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND Dated July 30, 1998
          MORGAN STANLEY DEAN WITTER JAPAN FUND Dated October 1, 1998
     MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST Dated October 28, 1998 MORGAN STANLEY DEAN WITTER MID-CAP DIVIDEND GROWTH SECURITIES
                              Dated March 23, 1998
      MORGAN STANLEY DEAN WITTER MID-CAP GROWTH FUND Dated July 29, 1998
         MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
                              Dated March 23, 1998
    MORGAN STANLEY DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC.
                             Dated April 27, 1998
 MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND Dated April 2, 1998
  MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC. Dated November 1, 1998
         MORGAN STANLEY DEAN WITTER PRECIOUS METALS AND MINERALS TRUST
                            Dated December 30, 1997
     MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND Dated October 30, 1998
      MORGAN STANLEY DEAN WITTER S&P 500 SELECT FUND Dated July 30, 1998
     MORGAN STANLEY DEAN WITTER SPECIAL VALUE FUND Dated September 30, 1998
      MORGAN STANLEY DEAN WITTER STRATEGIST FUND Dated September 30, 1998

  MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST Dated April 17, 1998
          MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
                Dated April 17, 1998, as revised August 14, 1998
        MORGAN STANLEY DEAN WITTER UTILITIES FUND Dated April 27, 1998,
                          as revised August 19, 1998
   MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES Dated August 27, 1998
        MORGAN STANLEY DEAN WITTER VALUE FUND Dated September 25, 1998
   MORGAN STANLEY DEAN WITTER WORLD WIDE INCOME TRUST Dated February 6, 1998

     The Directors or Trustees of each Morgan Stanley Dean Witter Fund named above have approved a change to the provisions of the "Letter of Intent" whereby investors may purchase shares of Morgan Stanley Dean Witter Hawaii Municipal Trust and Morgan Stanley Dean Witter Multi-State Municipal Series Trust and Class A shares of each of the other Funds (which Funds/Classes are offered with a front-end sales charge) over a 13-month period with reduced sales charges applicable to the purchases, such change to take effect on January 1, 1999.

     Until now, investors could enter into a Letter of Intent only with respect to one Morgan Stanley Dean Witter Fund at a time. Effective January 1, 1999, investors may enter into a single Letter of Intent with respect to multiple Morgan Stanley Dean Witter Funds and obtain the reduced sales charges with respect to all Funds that are the subject of the Letter of Intent. Therefore, effective January 1, 1999, the disclosure in the section of the Prospectuses of Morgan Stanley Dean Witter Hawaii Municipal Trust and Morgan Stanley Dean Witter Multi-State Municipal Series Trust entitled "PURCHASE OF FUND SHARES -- Reduced Sales Charges -- Letter of Intent" and the disclosure in the section of each of the Prospectuses of the other Funds entitled "PURCHASE OF FUND SHARES -- Initial Sales Charge Alternative -- Class A Shares -- Letter of Intent" are hereby modified to reflect the expansion of the Letter of Intent to encompass purchases of multiple Morgan Stanley Dean Witter Funds under a single Letter of Intent.

     Also effective January 1, 1999, the Directors or Trustees of each Morgan Stanley Dean Witter Fund named above that is offered with multiple classes of shares and that does not invest primarily in tax-exempt obligations (that is, all except Morgan Stanley Dean Witter California Tax-Free Income Fund, Morgan Stanley Dean Witter Hawaii Municipal Trust, Morgan Stanley Dean Witter Multi-State Municipal Series Trust, Morgan Stanley Dean Witter New York Tax-Free Income Fund and Morgan Stanley Dean Witter Tax-Exempt Securities Trust) have amended the disclosure in the section of the above Prospectuses entitled "PURCHASE OF FUND SHARES -- Contingent Deferred Sales Charge Alternative -- Class B Shares" to reflect that no Contingent Deferred Sales Charge ("CDSC") will be imposed on redemptions of shares held by employer-sponsored employee benefit plans, whether or not qualified under the Internal Revenue Code, for which Morgan Stanley Dean Witter Trust FSB serves as Trustee or Dean Witter Reynolds Inc.'s Retirement Plan Services serves as recordkeeper pursuant to a written Recordkeeping Services Agreement (referred to herein as "MSDW Eligible Plans"), and to modify the remaining disclosure within that section to eliminate references to the applicability or waiver of the CDSC in connection with redemptions by MSDW Eligible Plans. The Directors or Trustees have also amended the section of these Prospectuses entitled "PURCHASE OF FUND SHARES -- Initial Sales Charge Alternative -- Class A Shares" to reflect that no CDSC will be imposed on redemptions by MSDW Eligible Plans and that MSDW Eligible Plans with at least 200 eligible employees may purchase Class A shares at net asset value without sales charge. The Directors/Trustees have also amended the section of these Prospectuses entitled "PURCHASE OF FUND SHARES -- Level Load Alternative -- Class C Shares" to reflect that no CDSC will be imposed on redemptions by MSDW Eligible Plans.

     Effective October 28, 1998, The Directors/Trustees of each Morgan Stanley Dean Witter Fund named above that is offered with multiple classes and that does not invest primarily in tax-exempt obligations have approved the offer of the Funds' Class D shares to employee benefit plans maintained by Morgan Stanley Dean Witter & Co. (the parent company of the Funds' Investment Manager) or any of its subsidiaries for the benefit of certain employees of Morgan Stanley Dean Witter & Co. and its subsidiaries, without regard to the $5 million (or $25 million) minimum initial investment otherwise required for investment in that Class. The disclosure in each of these Funds' Prospectuses entitled "PURCHASE OF FUND SHARES -- No Load Alternative -- Class D Shares" is modified to reflect this determination.

December 31, 1998